JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.2%
Aerospace & Defense — 2.4%
Boeing Co. (The)
4.88%, 5/1/2025	98,000	97,003
3.60%, 5/1/2034	230,000	195,188
3.55%, 3/1/2038	65,000	50,042
5.71%, 5/1/2040	75,000	73,864
5.81%, 5/1/2050	29,000	28,277
General Dynamics Corp.
3.25%, 4/1/2025	145,000	141,457
4.25%, 4/1/2040	53,000	46,598
2.85%, 6/1/2041	2,000	1,438
3.60%, 11/15/2042	52,000	40,793
4.25%, 4/1/2050	12,000	10,341
Hexcel Corp.
4.95%, 8/15/2025 (a)	74,000	73,103
4.20%, 2/15/2027 (a)	119,000	113,356
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	159,000	146,336
L3Harris Technologies, Inc.
4.40%, 6/15/2028	150,000	145,159
2.90%, 12/15/2029	12,000	10,477
Lockheed Martin Corp.
3.55%, 1/15/2026	54,000	52,646
4.07%, 12/15/2042	157,000	133,698
4.15%, 6/15/2053	48,000	39,882
5.90%, 11/15/2063	32,000	34,425
Northrop Grumman Corp.
3.25%, 1/15/2028	90,000	84,153
4.03%, 10/15/2047	41,000	32,875
RTX Corp.
3.13%, 5/4/2027	146,000	136,370
4.13%, 11/16/2028	34,000	32,364
4.45%, 11/16/2038	107,000	93,117
Textron, Inc. 3.88%, 3/1/2025	12,000	11,743
		1,824,705
Air Freight & Logistics — 0.2%
FedEx Corp.
2.40%, 5/15/2031	93,000	77,403
4.05%, 2/15/2048	10,000	7,723
United Parcel Service, Inc.
4.25%, 3/15/2049	98,000	82,650
5.30%, 4/1/2050	18,000	17,862
		185,638
Automobile Components — 0.3%
Aptiv plc 3.10%, 12/1/2051	33,000	19,852
Lear Corp.
3.80%, 9/15/2027	128,000	120,509
3.50%, 5/30/2030	107,000	92,506
		232,867

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — 0.7%
Ford Motor Co.
4.35%, 12/8/2026	7,000	6,621
6.63%, 10/1/2028	61,000	61,950
3.25%, 2/12/2032	79,000	63,019
6.10%, 8/19/2032	28,000	27,298
4.75%, 1/15/2043	22,000	16,970
General Motors Co.
6.13%, 10/1/2025	158,000	158,800
5.00%, 4/1/2035	15,000	13,575
5.40%, 4/1/2048	10,000	8,477
5.95%, 4/1/2049	64,000	58,553
Honda Motor Co. Ltd. (Japan) 2.97%, 3/10/2032	2,000	1,734
Toyota Motor Corp. (Japan)
2.36%, 3/25/2031	103,000	86,967
5.12%, 7/13/2033	10,000	10,190
		514,154
Banks — 16.0%
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.18%, 3/24/2028 (b)	200,000	188,656
Bank of America Corp.
4.25%, 10/22/2026	295,000	285,247
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	116,000	106,298
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	96,000	94,946
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	140,000	127,712
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (b)	100,000	95,098
(SOFR + 1.34%), 5.93%, 9/15/2027 (b)	52,000	52,387
3.25%, 10/21/2027	135,000	126,016
Series L, 4.18%, 11/25/2027	223,000	212,845
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	178,000	162,177
(SOFR + 2.04%), 4.95%, 7/22/2028 (b)	5,000	4,902
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (b)	155,000	142,429
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (b)	237,000	196,925
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	36,000	29,262
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	237,000	192,669
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (b)	168,000	126,940
6.11%, 1/29/2037	100,000	102,704
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	23,000	15,608
(3-MONTH CME TERM SOFR + 2.25%), 4.44%, 1/20/2048 (b)	162,000	136,625
(3-MONTH CME TERM SOFR + 1.45%), 3.95%, 1/23/2049 (b)	140,000	109,973
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (b)	37,000	29,302
Bank of Montreal (Canada) (SOFR + 0.60%), 0.95%, 1/22/2027 (b)	220,000	200,118
Bank of Nova Scotia (The) (Canada)
3.45%, 4/11/2025	348,000	338,025
4.85%, 2/1/2030	76,000	73,404
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b) (c)	16,000	13,609
Barclays plc (United Kingdom)
4.38%, 1/12/2026	200,000	194,241
(SOFR + 2.21%), 5.83%, 5/9/2027 (b)	200,000	198,766

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 3.81%, 3/10/2042 (b)	201,000	139,176
Canadian Imperial Bank of Commerce (Canada)
5.14%, 4/28/2025	138,000	137,115
5.99%, 10/3/2028	18,000	18,353
3.60%, 4/7/2032	66,000	57,862
6.09%, 10/3/2033	48,000	48,958
Citibank NA 5.86%, 9/29/2025	250,000	252,323
Citigroup, Inc.
3.30%, 4/27/2025	13,000	12,616
(SOFR + 0.69%), 2.01%, 1/25/2026 (b)	33,000	31,452
4.60%, 3/9/2026	44,000	42,940
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	1,000	964
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	126,000	125,881
3.20%, 10/21/2026	237,000	223,325
4.45%, 9/29/2027	87,000	83,308
(SOFR + 1.89%), 4.66%, 5/24/2028 (b)	100,000	97,692
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	234,000	202,229
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	137,000	114,900
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	179,000	166,018
6.63%, 6/15/2032	83,000	87,494
6.00%, 10/31/2033	6,000	6,099
4.75%, 5/18/2046	47,000	39,267
Citizens Financial Group, Inc.
2.85%, 7/27/2026	105,000	95,749
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.64%, 5/21/2037 (b)	23,000	19,659
Comerica, Inc. 4.00%, 2/1/2029	99,000	87,617
Cooperatieve Rabobank UA (Netherlands) 5.25%, 5/24/2041	150,000	148,786
Fifth Third Bancorp
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (b)	116,000	116,739
8.25%, 3/1/2038	35,000	38,959
FNB Corp. 5.15%, 8/25/2025	110,000	106,969
HSBC Holdings plc (United Kingdom)
(SOFR + 1.51%), 4.18%, 12/9/2025 (b)	253,000	247,876
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	200,000	169,850
(SOFR + 2.87%), 5.40%, 8/11/2033 (b)	471,000	452,839
6.80%, 6/1/2038	109,000	109,540
6.10%, 1/14/2042	114,000	121,113
Huntington Bancshares, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (b)	96,000	69,525
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	88,000	76,061
Lloyds Banking Group plc (United Kingdom) 4.55%, 8/16/2028	200,000	190,975
M&T Bank Corp. (SOFR + 1.85%), 5.05%, 1/27/2034 (b)	48,000	42,913
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 3/2/2028	50,000	47,623
4.05%, 9/11/2028	5,000	4,744
3.74%, 3/7/2029	215,000	200,291
4.15%, 3/7/2039	5,000	4,276
Mizuho Financial Group, Inc. (Japan) 4.02%, 3/5/2028	200,000	189,736

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/2026	24,000	22,410
3.45%, 4/23/2029	402,000	366,139
(SOFRINDX + 1.85%), 4.63%, 6/6/2033 (b)	24,000	21,405
(SOFR + 1.95%), 5.94%, 8/18/2034 (b)	12,000	11,939
Regions Financial Corp.
2.25%, 5/18/2025	66,000	62,058
7.38%, 12/10/2037	25,000	26,661
Royal Bank of Canada (Canada)
3.38%, 4/14/2025	201,000	195,469
2.30%, 11/3/2031	24,000	19,275
5.00%, 2/1/2033	128,000	123,334
Santander Holdings USA, Inc.
3.24%, 10/5/2026	10,000	9,233
4.40%, 7/13/2027	184,000	175,195
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.78%, 3/9/2026	47,000	45,320
3.35%, 10/18/2027	69,000	64,133
3.94%, 7/19/2028	5,000	4,706
4.31%, 10/16/2028	12,000	11,417
3.20%, 9/17/2029 (c)	120,000	105,952
2.14%, 9/23/2030 (c)	39,000	31,165
Toronto-Dominion Bank (The) (Canada)
3.77%, 6/6/2025	263,000	256,397
1.15%, 6/12/2025	18,000	16,876
2.45%, 1/12/2032	66,000	52,869
3.20%, 3/10/2032	88,000	74,238
Truist Financial Corp.
3.70%, 6/5/2025	103,000	100,032
1.20%, 8/5/2025	183,000	169,742
(SOFR + 1.46%), 4.26%, 7/28/2026 (b)	134,000	129,595
3.88%, 3/19/2029	99,000	90,050
US Bancorp
3.90%, 4/26/2028	112,000	105,762
3.00%, 7/30/2029	67,000	58,048
(SOFR + 2.11%), 4.97%, 7/22/2033 (b)	126,000	112,822
(SOFR + 1.60%), 4.84%, 2/1/2034 (b)	21,000	19,218
Wells Fargo & Co.
3.00%, 2/19/2025	1,000	970
(SOFR + 1.56%), 4.54%, 8/15/2026 (b)	13,000	12,748
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (b)	209,000	195,658
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	150,000	134,830
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	65,000	63,384
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	30,000	29,971
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	324,000	278,766
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	32,000	30,792
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	108,000	105,085
(SOFR + 2.06%), 6.49%, 10/23/2034 (b)	115,000	120,251

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
5.38%, 2/7/2035	99,000	97,612
5.95%, 12/15/2036	100,000	96,229
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	128,000	91,665
5.38%, 11/2/2043	129,000	117,006
5.61%, 1/15/2044	110,000	102,335
4.75%, 12/7/2046	54,000	44,248
(SOFR + 2.13%), 4.61%, 4/25/2053 (b)	12,000	10,053
Westpac Banking Corp. (Australia)
3.74%, 8/26/2025	81,000	79,022
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b) (c)	145,000	136,956
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b) (c)	27,000	23,888
4.42%, 7/24/2039 (c)	115,000	91,940
		12,331,565
Beverages — 1.7%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026	67,000	65,261
4.70%, 2/1/2036	78,000	74,338
4.90%, 2/1/2046	149,000	137,877
Anheuser-Busch InBev Finance, Inc. (Belgium)
4.70%, 2/1/2036	61,000	58,040
4.90%, 2/1/2046	50,000	46,117
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.90%, 1/23/2031	16,000	16,156
4.60%, 4/15/2048	19,000	16,963
4.75%, 4/15/2058	53,000	47,128
5.80%, 1/23/2059	55,000	57,481
Brown-Forman Corp. 4.00%, 4/15/2038	90,000	76,738
Coca-Cola Co. (The)
1.45%, 6/1/2027	10,000	8,978
1.65%, 6/1/2030	66,000	54,848
2.60%, 6/1/2050	55,000	35,454
2.75%, 6/1/2060	16,000	10,217
Constellation Brands, Inc.
5.00%, 2/2/2026	87,000	86,759
3.15%, 8/1/2029	66,000	59,318
Diageo Capital plc (United Kingdom) 5.88%, 9/30/2036	37,000	38,889
Keurig Dr Pepper, Inc.
3.80%, 5/1/2050	20,000	14,856
3.35%, 3/15/2051	90,000	60,984
Molson Coors Beverage Co. 4.20%, 7/15/2046	46,000	36,488
PepsiCo, Inc.
4.55%, 2/13/2026	2,000	1,991
2.75%, 3/19/2030	18,000	16,079
2.63%, 10/21/2041	64,000	45,260
4.00%, 3/5/2042	117,000	98,480

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
4.25%, 10/22/2044	132,000	112,677
2.75%, 10/21/2051	77,000	50,472
		1,327,849
Biotechnology — 2.0%
AbbVie, Inc.
3.60%, 5/14/2025	47,000	45,880
2.95%, 11/21/2026	341,000	322,937
4.30%, 5/14/2036	86,000	78,957
4.05%, 11/21/2039	147,000	126,333
4.70%, 5/14/2045	93,000	83,957
Amgen, Inc.
2.45%, 2/21/2030	113,000	97,100
5.25%, 3/2/2033	98,000	97,029
3.15%, 2/21/2040	75,000	55,346
2.80%, 8/15/2041	152,000	104,575
5.65%, 6/15/2042	41,000	39,996
5.60%, 3/2/2043	10,000	9,787
4.40%, 5/1/2045	20,000	16,597
4.40%, 2/22/2062	74,000	58,206
Biogen, Inc. 3.15%, 5/1/2050	125,000	80,659
Gilead Sciences, Inc.
3.65%, 3/1/2026	247,000	239,043
4.15%, 3/1/2047	89,000	72,999
		1,529,401
Broadline Retail — 1.1%
Alibaba Group Holding Ltd. (China) 2.13%, 2/9/2031	200,000	160,442
Amazon.com, Inc.
0.80%, 6/3/2025	122,000	114,767
1.00%, 5/12/2026	136,000	124,133
1.20%, 6/3/2027	57,000	50,584
1.50%, 6/3/2030	14,000	11,498
3.60%, 4/13/2032	8,000	7,360
4.80%, 12/5/2034	95,000	95,714
3.88%, 8/22/2037	150,000	133,768
2.70%, 6/3/2060	8,000	4,879
4.10%, 4/13/2062	51,000	41,677
eBay, Inc.
4.00%, 7/15/2042	59,000	46,011
3.65%, 5/10/2051	87,000	61,258
		852,091
Building Products — 0.2%
Carlisle Cos., Inc. 2.75%, 3/1/2030	10,000	8,455
Carrier Global Corp. 3.58%, 4/5/2050	15,000	10,691
Masco Corp. 2.00%, 10/1/2030	125,000	98,729
		117,875

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — 7.7%
Ares Capital Corp. 2.88%, 6/15/2028	25,000	21,337
Bank of New York Mellon Corp. (The)
1.60%, 4/24/2025	197,000	187,126
2.45%, 8/17/2026	5,000	4,658
3.30%, 8/23/2029	81,000	72,795
(SOFR + 1.76%), 4.60%, 7/26/2030 (b)	1,000	961
1.80%, 7/28/2031	52,000	40,578
2.50%, 1/26/2032	54,000	44,140
(SOFR + 1.51%), 4.71%, 2/1/2034 (b)	16,000	14,995
BlackRock, Inc. 1.90%, 1/28/2031	205,000	166,626
Blue Owl Capital Corp. 2.63%, 1/15/2027	46,000	40,480
Blue Owl Capital Corp. III 3.13%, 4/13/2027	67,000	58,083
Brookfield Corp. (Canada) 4.00%, 1/15/2025	4,000	3,924
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	120,000	115,722
Charles Schwab Corp. (The) (SOFR + 2.50%), 5.85%, 5/19/2034 (b)	45,000	44,416
CI Financial Corp. (Canada) 4.10%, 6/15/2051	28,000	15,570
CME Group, Inc. 4.15%, 6/15/2048	44,000	37,516
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	50,000	54,712
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (b)	151,000	138,509
FS KKR Capital Corp. 3.25%, 7/15/2027	60,000	52,960
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	261,000	253,431
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (b)	32,000	29,078
(SOFR + 1.51%), 4.39%, 6/15/2027 (b)	49,000	47,473
(SOFR + 0.82%), 1.54%, 9/10/2027 (b)	100,000	89,134
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	178,000	167,495
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (b)	210,000	198,339
3.80%, 3/15/2030	363,000	329,038
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	42,000	33,092
6.13%, 2/15/2033	41,000	43,171
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	27,000	22,344
(SOFR + 1.47%), 2.91%, 7/21/2042 (b)	211,000	144,747
Hercules Capital, Inc. 3.38%, 1/20/2027	47,000	41,808
Intercontinental Exchange, Inc.
3.65%, 5/23/2025	132,000	128,696
3.75%, 12/1/2025	43,000	41,859
2.65%, 9/15/2040	30,000	20,895
4.25%, 9/21/2048	73,000	60,577
5.20%, 6/15/2062	63,000	59,142
Lazard Group LLC 3.63%, 3/1/2027	9,000	8,320
Moody's Corp.
2.75%, 8/19/2041	81,000	54,938
3.75%, 2/25/2052	91,000	68,256
3.10%, 11/29/2061	11,000	6,746
Morgan Stanley
4.00%, 7/23/2025	199,000	194,559
(SOFR + 1.77%), 6.14%, 10/16/2026 (b)	98,000	98,782
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	236,000	213,784

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
3.63%, 1/20/2027	128,000	122,252
3.95%, 4/23/2027	128,000	121,504
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	90,000	81,581
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	10,000	9,604
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	254,000	236,978
(SOFR + 3.12%), 3.62%, 4/1/2031 (b)	61,000	54,161
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	81,000	62,085
7.25%, 4/1/2032	82,000	93,419
(SOFR + 1.29%), 2.94%, 1/21/2033 (b)	41,000	33,454
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	81,000	61,146
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	45,000	43,660
3.97%, 7/22/2038 (d)	352,000	293,574
Nasdaq, Inc.
1.65%, 1/15/2031	111,000	87,156
3.25%, 4/28/2050	90,000	58,863
Nomura Holdings, Inc. (Japan) 2.33%, 1/22/2027	200,000	180,144
Northern Trust Corp.
3.15%, 5/3/2029	110,000	100,004
(3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (b)	46,000	41,861
6.13%, 11/2/2032	57,000	58,727
Prospect Capital Corp.
3.36%, 11/15/2026	14,000	12,260
3.44%, 10/15/2028	31,000	25,059
S&P Global, Inc.
2.90%, 3/1/2032	102,000	86,886
3.70%, 3/1/2052	68,000	52,022
2.30%, 8/15/2060	109,000	58,600
State Street Corp.
(SOFR + 0.56%), 1.68%, 11/18/2027 (b)	87,000	78,586
2.20%, 3/3/2031	24,000	19,157
(SOFR + 1.00%), 2.62%, 2/7/2033 (b)	150,000	121,435
(SOFR + 1.49%), 3.03%, 11/1/2034 (b)	46,000	39,794
UBS AG (Switzerland) 5.80%, 9/11/2025	215,000	215,843
		5,920,627
Chemicals — 1.6%
Albemarle Corp.
4.65%, 6/1/2027	100,000	96,291
5.05%, 6/1/2032	19,000	17,598
Cabot Corp. 4.00%, 7/1/2029	122,000	112,703
Celanese US Holdings LLC
6.05%, 3/15/2025	65,000	65,122
6.33%, 7/15/2029	33,000	33,649
Dow Chemical Co. (The) 6.90%, 5/15/2053	27,000	30,193
DuPont de Nemours, Inc. 5.42%, 11/15/2048	49,000	47,757
Eastman Chemical Co. 4.65%, 10/15/2044	65,000	52,803
Ecolab, Inc. 2.70%, 11/1/2026	49,000	46,321
EIDP, Inc. 1.70%, 7/15/2025	13,000	12,216

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
FMC Corp. 4.50%, 10/1/2049	35,000	25,374
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	90,000	85,818
4.38%, 6/1/2047	5,000	3,601
Lubrizol Corp. (The) 6.50%, 10/1/2034	42,000	48,156
LYB International Finance III LLC
1.25%, 10/1/2025	73,000	67,497
3.80%, 10/1/2060	11,000	7,124
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	14,000	12,098
5.88%, 12/1/2036	51,000	50,661
RPM International, Inc. 3.75%, 3/15/2027	48,000	45,608
Sherwin-Williams Co. (The)
3.45%, 6/1/2027	2,000	1,895
2.95%, 8/15/2029	255,000	228,043
2.20%, 3/15/2032	32,000	25,402
Westlake Corp. 3.38%, 8/15/2061	136,000	79,951
		1,195,881
Commercial Services & Supplies — 0.4%
Cintas Corp. No. 2 4.00%, 5/1/2032	5,000	4,639
Nature Conservancy (The) Series A, 3.96%, 3/1/2052	28,000	22,487
RELX Capital, Inc. (United Kingdom) 4.00%, 3/18/2029	90,000	85,907
Republic Services, Inc.
6.20%, 3/1/2040	53,000	55,905
3.05%, 3/1/2050	48,000	32,456
Rockefeller Foundation (The) Series 2020, 2.49%, 10/1/2050	86,000	52,114
Veralto Corp. 5.50%, 9/18/2026 (e)	4,000	4,013
Waste Connections, Inc. 3.05%, 4/1/2050	60,000	39,903
		297,424
Communications Equipment — 0.5%
Cisco Systems, Inc.
2.50%, 9/20/2026	106,000	99,946
5.90%, 2/15/2039	91,000	96,929
Juniper Networks, Inc. 1.20%, 12/10/2025	22,000	20,157
Nokia OYJ (Finland)
4.38%, 6/12/2027	131,000	123,959
6.63%, 5/15/2039	15,000	14,092
		355,083
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	50,000	42,118
2.35%, 1/15/2032	73,000	57,226
		99,344
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. 3.20%, 7/15/2051	36,000	24,177

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — 2.7%
AerCap Ireland Capital DAC (Ireland) 1.75%, 1/30/2026	150,000	137,215
Ally Financial, Inc. 4.75%, 6/9/2027	90,000	85,146
American Express Co.
4.20%, 11/6/2025	70,000	68,623
4.90%, 2/13/2026	2,000	1,987
1.65%, 11/4/2026	11,000	9,971
2.55%, 3/4/2027	4,000	3,681
American Honda Finance Corp.
1.00%, 9/10/2025	63,000	58,580
5.80%, 10/3/2025	90,000	90,896
Capital One Financial Corp.
4.20%, 10/29/2025	56,000	53,869
3.75%, 7/28/2026	219,000	205,754
3.80%, 1/31/2028	28,000	25,785
(SOFR + 1.79%), 3.27%, 3/1/2030 (b)	65,000	55,879
(SOFR + 2.60%), 5.25%, 7/26/2030 (b)	90,000	84,733
Caterpillar Financial Services Corp.
3.40%, 5/13/2025	20,000	19,524
1.45%, 5/15/2025	23,000	21,816
1.10%, 9/14/2027	5,000	4,373
Discover Financial Services
3.75%, 3/4/2025	5,000	4,843
(SOFRINDX + 3.37%), 7.96%, 11/2/2034 (b)	62,000	65,153
Ford Motor Credit Co. LLC 4.54%, 8/1/2026	229,000	217,834
General Motors Financial Co., Inc.
1.50%, 6/10/2026	197,000	177,570
3.60%, 6/21/2030	202,000	176,762
John Deere Capital Corp.
3.40%, 9/11/2025	37,000	35,987
0.70%, 1/15/2026	21,000	19,253
1.30%, 10/13/2026	16,000	14,499
4.95%, 7/14/2028	46,000	46,105
3.45%, 3/7/2029	15,000	14,006
Synchrony Financial
4.88%, 6/13/2025	19,000	18,370
4.50%, 7/23/2025	20,000	19,244
3.95%, 12/1/2027	91,000	81,749
5.15%, 3/19/2029	14,000	12,964
Toyota Motor Credit Corp.
3.40%, 4/14/2025	13,000	12,682
3.65%, 8/18/2025	198,000	193,053
1.65%, 1/10/2031	81,000	64,520
4.70%, 1/12/2033	6,000	5,868
		2,108,294
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.
1.38%, 6/20/2027	134,000	119,241

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
1.75%, 4/20/2032	5,000	3,989
Dollar General Corp. 5.50%, 11/1/2052	30,000	26,784
Dollar Tree, Inc. 3.38%, 12/1/2051	25,000	15,886
Kroger Co. (The)
5.00%, 4/15/2042	11,000	9,606
5.40%, 1/15/2049	44,000	41,199
Sysco Corp.
6.60%, 4/1/2050	38,000	41,635
3.15%, 12/14/2051	86,000	56,201
Target Corp. 3.38%, 4/15/2029	196,000	184,162
Walmart, Inc.
4.00%, 4/15/2026	20,000	19,696
7.55%, 2/15/2030	12,000	13,929
1.80%, 9/22/2031	9,000	7,360
5.25%, 9/1/2035	5,000	5,235
2.50%, 9/22/2041	132,000	91,828
4.05%, 6/29/2048	47,000	40,295
		677,046
Containers & Packaging — 0.1%
Sonoco Products Co.
1.80%, 2/1/2025	12,000	11,486
5.75%, 11/1/2040	29,000	27,779
WRKCo, Inc. 4.90%, 3/15/2029	10,000	9,798
		49,063
Diversified Consumer Services — 0.3%
Duke University
Series 2020, 2.68%, 10/1/2044	96,000	66,879
Series 2020, 2.83%, 10/1/2055	8,000	5,013
Georgetown University (The) Series A, 5.22%, 10/1/2118	5,000	4,325
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	11,000	8,899
Northwestern University Series 2020, 2.64%, 12/1/2050	23,000	14,434
President and Fellows of Harvard College 3.30%, 7/15/2056	48,000	33,833
Trustees of Princeton University (The) Series 2020, 2.52%, 7/1/2050	91,000	57,788
University of Southern California
3.03%, 10/1/2039	44,000	33,995
2.81%, 10/1/2050	1,000	640
William Marsh Rice University 3.57%, 5/15/2045	20,000	15,548
		241,354
Diversified REITs — 1.1%
American Assets Trust LP 3.38%, 2/1/2031	24,000	18,378
GLP Capital LP
5.25%, 6/1/2025	92,000	90,462
5.75%, 6/1/2028	27,000	26,641
3.25%, 1/15/2032	102,000	81,988
Simon Property Group LP
3.50%, 9/1/2025	42,000	40,553

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — continued
3.38%, 12/1/2027	2,000	1,862
2.45%, 9/13/2029	78,000	66,740
2.20%, 2/1/2031	152,000	121,619
4.75%, 3/15/2042	40,000	33,731
STORE Capital Corp.
4.50%, 3/15/2028	37,000	32,976
2.75%, 11/18/2030	10,000	7,369
VICI Properties LP
4.38%, 5/15/2025	148,000	144,172
4.75%, 2/15/2028	33,000	31,294
4.95%, 2/15/2030	64,000	59,509
5.63%, 5/15/2052	15,000	12,923
Vornado Realty LP
2.15%, 6/1/2026	47,000	40,721
3.40%, 6/1/2031	5,000	3,607
		814,545
Diversified Telecommunication Services — 2.3%
AT&T, Inc.
3.80%, 2/15/2027	245,000	235,749
1.65%, 2/1/2028	121,000	105,417
2.55%, 12/1/2033	149,000	115,954
6.38%, 3/1/2041	12,000	12,421
4.65%, 6/1/2044	82,000	68,167
4.50%, 3/9/2048	90,000	73,203
3.50%, 9/15/2053	109,000	72,620
3.55%, 9/15/2055	193,000	127,443
3.65%, 9/15/2059	30,000	19,793
3.50%, 2/1/2061	96,000	61,388
Bell Canada (The) (Canada) Series US-5, 2.15%, 2/15/2032	6,000	4,764
Deutsche Telekom International Finance BV (Germany) 9.25%, 6/1/2032	10,000	12,602
Orange SA (France) 5.38%, 1/13/2042	5,000	4,728
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	84,000	91,172
Verizon Communications, Inc.
3.38%, 2/15/2025	192,000	187,525
2.10%, 3/22/2028	29,000	25,693
4.02%, 12/3/2029	10,000	9,382
1.50%, 9/18/2030	185,000	147,411
3.40%, 3/22/2041	282,000	213,205
2.85%, 9/3/2041	50,000	34,732
4.75%, 11/1/2041	85,000	78,553
2.99%, 10/30/2056	63,000	38,653
3.70%, 3/22/2061	23,000	16,265
		1,756,840
Electric Utilities — 6.0%
AEP Texas, Inc. 3.45%, 5/15/2051	35,000	23,351
AEP Transmission Co. LLC
4.25%, 9/15/2048	141,000	112,991

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Series M, 3.65%, 4/1/2050	128,000	92,554
Series N, 2.75%, 8/15/2051	110,000	65,792
Alabama Power Co.
3.94%, 9/1/2032	147,000	133,286
4.30%, 1/2/2046	10,000	8,076
Series A, 4.30%, 7/15/2048	133,000	106,391
American Electric Power Co., Inc.
Series N, 1.00%, 11/1/2025	78,000	71,553
2.30%, 3/1/2030	19,000	15,721
Arizona Public Service Co. 2.65%, 9/15/2050	50,000	28,129
Baltimore Gas and Electric Co. 3.20%, 9/15/2049	183,000	122,597
Commonwealth Edison Co.
4.00%, 3/1/2049	5,000	3,903
3.00%, 3/1/2050	62,000	39,893
Connecticut Light and Power Co. (The) Series A, 4.15%, 6/1/2045	83,000	67,387
Dominion Energy South Carolina, Inc. Series A, 2.30%, 12/1/2031	43,000	34,516
Duke Energy Carolinas LLC 3.70%, 12/1/2047	36,000	26,351
Duke Energy Corp.
2.65%, 9/1/2026	100,000	93,104
3.75%, 9/1/2046	194,000	140,612
3.95%, 8/15/2047	37,000	27,403
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (b)	56,000	41,997
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	20,000	13,314
2.75%, 4/1/2050	22,000	13,160
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	18,000	14,178
Emera US Finance LP (Canada) 4.75%, 6/15/2046	10,000	7,689
Entergy Arkansas LLC 2.65%, 6/15/2051	95,000	54,649
Entergy Corp. 0.90%, 9/15/2025	136,000	125,066
Entergy Louisiana LLC
4.00%, 3/15/2033	141,000	126,075
3.10%, 6/15/2041	6,000	4,234
Evergy, Inc. 2.90%, 9/15/2029	88,000	76,846
Eversource Energy
4.75%, 5/15/2026	77,000	75,666
Series R, 1.65%, 8/15/2030	108,000	84,747
5.13%, 5/15/2033	49,000	47,316
Exelon Corp.
3.95%, 6/15/2025	20,000	19,511
2.75%, 3/15/2027	81,000	75,213
4.95%, 6/15/2035	6,000	5,532
Florida Power & Light Co.
2.85%, 4/1/2025	76,000	73,667
Series A, 3.30%, 5/30/2027	10,000	9,418
5.63%, 4/1/2034	10,000	10,298
5.69%, 3/1/2040	64,000	65,119
4.13%, 2/1/2042	1,000	845
3.95%, 3/1/2048	40,000	31,768

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Fortis, Inc. (Canada) 3.06%, 10/4/2026	119,000	111,282
Georgia Power Co. Series B, 3.70%, 1/30/2050	39,000	28,406
Idaho Power Co. 5.50%, 3/15/2053	41,000	39,176
MidAmerican Energy Co. 4.25%, 5/1/2046	126,000	102,908
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	1,000	801
NextEra Energy Capital Holdings, Inc.
4.45%, 6/20/2025	2,000	1,968
1.90%, 6/15/2028	217,000	187,628
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.80%, 3/15/2082 (b)	23,000	19,140
Northern States Power Co. 3.60%, 5/15/2046	26,000	19,045
NSTAR Electric Co. 1.95%, 8/15/2031	91,000	71,886
Oklahoma Gas and Electric Co. 4.15%, 4/1/2047	73,000	56,470
Oncor Electric Delivery Co. LLC
3.80%, 9/30/2047	50,000	37,435
4.10%, 11/15/2048	26,000	20,580
Pacific Gas and Electric Co.
3.00%, 6/15/2028	75,000	66,279
2.50%, 2/1/2031	10,000	7,969
3.25%, 6/1/2031	127,000	105,470
4.50%, 7/1/2040	47,000	37,269
3.30%, 8/1/2040	54,000	36,920
4.25%, 3/15/2046	110,000	78,047
4.95%, 7/1/2050	3,000	2,390
6.75%, 1/15/2053	5,000	5,059
PacifiCorp
3.50%, 6/15/2029	144,000	130,135
7.70%, 11/15/2031	29,000	32,730
5.75%, 4/1/2037	23,000	22,007
6.00%, 1/15/2039	11,000	10,723
2.90%, 6/15/2052	5,000	2,824
PECO Energy Co. 3.05%, 3/15/2051	70,000	45,383
Pinnacle West Capital Corp. 1.30%, 6/15/2025	116,000	108,110
PPL Electric Utilities Corp.
5.00%, 5/15/2033	48,000	47,039
3.00%, 10/1/2049	89,000	58,566
Public Service Co. of Colorado
Series 17, 6.25%, 9/1/2037	16,000	16,556
3.60%, 9/15/2042	98,000	73,012
4.05%, 9/15/2049	19,000	14,386
Public Service Electric and Gas Co.
3.10%, 3/15/2032	45,000	38,826
3.60%, 12/1/2047	100,000	74,352
3.15%, 1/1/2050	113,000	76,733
2.05%, 8/1/2050	62,000	33,298
Southern California Edison Co.
Series E, 3.70%, 8/1/2025	55,000	53,310
Series D, 4.70%, 6/1/2027	27,000	26,569
Series 13-A, 3.90%, 3/15/2043	6,000	4,556

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Series C, 3.60%, 2/1/2045	22,000	15,620
4.00%, 4/1/2047	174,000	132,877
Southern Co. (The)
5.15%, 10/6/2025	96,000	95,514
4.25%, 7/1/2036	38,000	33,427
System Energy Resources, Inc. 6.00%, 4/15/2028	11,000	10,955
Tampa Electric Co.
2.40%, 3/15/2031	15,000	12,152
4.10%, 6/15/2042	92,000	73,265
Union Electric Co. 5.45%, 3/15/2053	5,000	4,810
Virginia Electric and Power Co.
Series A, 3.15%, 1/15/2026	17,000	16,317
Series A, 3.50%, 3/15/2027	43,000	40,865
Series C, 4.00%, 11/15/2046	20,000	15,236
4.60%, 12/1/2048	112,000	93,161
		4,639,360
Electrical Equipment — 0.4%
Emerson Electric Co. 2.20%, 12/21/2031	258,000	211,383
Regal Rexnord Corp. 6.05%, 4/15/2028 (e)	50,000	49,203
Rockwell Automation, Inc. 2.80%, 8/15/2061	125,000	73,847
		334,433
Electronic Equipment, Instruments & Components — 0.7%
Allegion US Holding Co., Inc. 5.41%, 7/1/2032	4,000	3,902
Amphenol Corp. 2.20%, 9/15/2031	53,000	42,859
Arrow Electronics, Inc. 6.13%, 3/1/2026	24,000	23,960
CDW LLC
4.13%, 5/1/2025	47,000	45,848
2.67%, 12/1/2026	19,000	17,413
Corning, Inc.
4.75%, 3/15/2042	76,000	66,601
5.45%, 11/15/2079	18,000	15,720
Keysight Technologies, Inc. 4.60%, 4/6/2027	9,000	8,737
TD SYNNEX Corp. 1.75%, 8/9/2026	158,000	140,949
Teledyne Technologies, Inc. 2.75%, 4/1/2031	61,000	50,878
Vontier Corp.
1.80%, 4/1/2026	20,000	18,147
2.95%, 4/1/2031	82,000	65,323
		500,337
Energy Equipment & Services — 0.0% ^
Halliburton Co. 4.85%, 11/15/2035	10,000	9,489
Entertainment — 0.7%
Electronic Arts, Inc. 1.85%, 2/15/2031	62,000	49,629
TWDC Enterprises 18 Corp. 3.70%, 12/1/2042	38,000	30,259
Walt Disney Co. (The)
2.20%, 1/13/2028	57,000	51,720
2.00%, 9/1/2029	5,000	4,318

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
2.65%, 1/13/2031	175,000	150,456
6.55%, 3/15/2033	8,000	8,798
3.50%, 5/13/2040	198,000	159,250
Warnermedia Holdings, Inc.
6.41%, 3/15/2026	20,000	20,018
5.39%, 3/15/2062	39,000	31,055
		505,503
Financial Services — 1.9%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	148,000	142,984
Corebridge Financial, Inc.
4.40%, 4/5/2052	5,000	3,897
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (b)	15,000	14,416
Equitable Holdings, Inc. 4.35%, 4/20/2028	75,000	71,263
Fidelity National Information Services, Inc.
1.65%, 3/1/2028	50,000	43,455
5.10%, 7/15/2032	10,000	9,849
3.10%, 3/1/2041	124,000	86,689
Fiserv, Inc. 4.40%, 7/1/2049	10,000	8,204
Global Payments, Inc. 2.65%, 2/15/2025	172,000	165,478
Mastercard, Inc.
4.85%, 3/9/2033	30,000	29,882
3.85%, 3/26/2050	75,000	61,286
National Rural Utilities Cooperative Finance Corp.
2.85%, 1/27/2025	35,000	33,982
1.35%, 3/15/2031	65,000	49,113
2.75%, 4/15/2032	4,000	3,280
(3-MONTH SOFR + 3.63%), 5.25%, 4/20/2046 (b)	30,000	28,578
PayPal Holdings, Inc.
1.65%, 6/1/2025	13,000	12,314
5.25%, 6/1/2062	10,000	9,330
Shell International Finance BV (Netherlands)
3.25%, 5/11/2025	73,000	71,107
2.38%, 11/7/2029	20,000	17,485
4.13%, 5/11/2035	19,000	17,411
4.38%, 5/11/2045	60,000	51,950
4.00%, 5/10/2046	30,000	24,446
3.75%, 9/12/2046	88,000	68,758
3.13%, 11/7/2049	69,000	47,492
3.00%, 11/26/2051	100,000	66,491
Visa, Inc.
0.75%, 8/15/2027	123,000	107,495
2.05%, 4/15/2030	82,000	69,956
4.15%, 12/14/2035	64,000	60,218
2.00%, 8/15/2050	78,000	45,225
Voya Financial, Inc. (3-MONTH SOFR + 2.08%), 4.70%, 1/23/2048 (b)	28,000	22,601
		1,444,635

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — 1.5%
Archer-Daniels-Midland Co. 3.75%, 9/15/2047	122,000	93,256
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	50,707
Conagra Brands, Inc. 5.40%, 11/1/2048	28,000	25,025
Hershey Co. (The)
0.90%, 6/1/2025	143,000	134,319
2.30%, 8/15/2026	23,000	21,606
1.70%, 6/1/2030	81,000	66,734
Hormel Foods Corp. 1.70%, 6/3/2028	122,000	107,312
J M Smucker Co. (The)
3.50%, 3/15/2025	3,000	2,926
2.75%, 9/15/2041	227,000	147,315
Kraft Heinz Foods Co.
3.00%, 6/1/2026	182,000	172,805
5.50%, 6/1/2050	18,000	17,293
Pilgrim's Pride Corp.
4.25%, 4/15/2031	38,000	32,909
3.50%, 3/1/2032	64,000	51,821
6.25%, 7/1/2033	2,000	1,971
Tyson Foods, Inc.
3.55%, 6/2/2027	176,000	165,761
5.10%, 9/28/2048	62,000	52,316
		1,144,076
Gas Utilities — 0.3%
Atmos Energy Corp.
1.50%, 1/15/2031	19,000	14,831
4.13%, 3/15/2049	32,000	25,499
5.75%, 10/15/2052	10,000	10,191
Piedmont Natural Gas Co., Inc.
3.64%, 11/1/2046	55,000	38,016
5.05%, 5/15/2052	46,000	40,052
Southern California Gas Co. Series VV, 4.30%, 1/15/2049	65,000	51,793
Washington Gas Light Co.
Series K, 3.80%, 9/15/2046	34,000	23,968
3.65%, 9/15/2049	82,000	56,282
		260,632
Ground Transportation — 1.3%
Burlington Northern Santa Fe LLC 4.45%, 1/15/2053	78,000	67,396
Canadian National Railway Co. (Canada)
2.45%, 5/1/2050	2,000	1,200
4.40%, 8/5/2052	10,000	8,613
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	163,000	147,841
2.05%, 3/5/2030	18,000	14,941
2.45%, 12/2/2031	24,000	21,773
3.00%, 12/2/2041	33,000	28,818
4.30%, 5/15/2043	69,000	56,608
4.70%, 5/1/2048	23,000	19,541

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
6.13%, 9/15/2115	10,000	10,139
CSX Corp.
2.60%, 11/1/2026	36,000	33,699
3.95%, 5/1/2050	141,000	109,731
4.65%, 3/1/2068	44,000	36,658
Norfolk Southern Corp.
4.15%, 2/28/2048	96,000	76,248
3.70%, 3/15/2053	9,000	6,484
3.16%, 5/15/2055	11,000	7,034
5.10%, 8/1/2118	20,000	16,595
4.10%, 5/15/2121	59,000	40,681
Ryder System, Inc.
2.85%, 3/1/2027	191,000	176,163
6.60%, 12/1/2033	5,000	5,255
Union Pacific Corp.
3.25%, 1/15/2025	91,000	88,953
2.89%, 4/6/2036	1,000	792
3.88%, 2/1/2055	7,000	5,261
2.97%, 9/16/2062	6,000	3,633
3.75%, 2/5/2070	49,000	34,321
3.80%, 4/6/2071	24,000	17,195
		1,035,573
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories
1.15%, 1/30/2028	94,000	82,218
4.75%, 4/15/2043	11,000	10,547
4.90%, 11/30/2046	80,000	77,113
Baxter International, Inc.
2.27%, 12/1/2028	218,000	188,480
1.73%, 4/1/2031	3,000	2,308
3.13%, 12/1/2051	81,000	50,992
Becton Dickinson & Co.
2.82%, 5/20/2030	35,000	30,261
4.69%, 12/15/2044	61,000	53,282
Boston Scientific Corp. 4.70%, 3/1/2049	33,000	29,260
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	37,000	31,723
DH Europe Finance II SARL 2.60%, 11/15/2029	132,000	115,587
GE HealthCare Technologies, Inc. 5.65%, 11/15/2027	171,000	173,213
Koninklijke Philips NV (Netherlands) 5.00%, 3/15/2042	21,000	17,977
Medtronic, Inc.
4.38%, 3/15/2035	58,000	54,329
4.63%, 3/15/2045	10,000	9,096
STERIS Irish FinCo. UnLtd. Co. 2.70%, 3/15/2031	197,000	163,408
Stryker Corp.
1.15%, 6/15/2025	53,000	49,718

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
3.50%, 3/15/2026	97,000	93,447
4.38%, 5/15/2044	91,000	76,987
		1,309,946
Health Care Providers & Services — 3.1%
Aetna, Inc. 3.88%, 8/15/2047	46,000	33,586
Ascension Health
3.95%, 11/15/2046	53,000	41,916
4.85%, 11/15/2053	1,000	906
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	55,000	30,572
Cardinal Health, Inc. 4.37%, 6/15/2047	35,000	28,075
Centene Corp.
2.45%, 7/15/2028	200,000	173,310
3.38%, 2/15/2030	22,000	19,010
Cigna Group (The)
4.13%, 11/15/2025	90,000	87,914
5.69%, 3/15/2026	4,000	3,995
2.40%, 3/15/2030	99,000	83,971
4.80%, 8/15/2038	104,000	95,982
4.90%, 12/15/2048	3,000	2,660
3.40%, 3/15/2051	5,000	3,430
CommonSpirit Health 6.07%, 11/1/2027	145,000	147,618
CVS Health Corp.
4.10%, 3/25/2025	37,000	36,429
3.75%, 4/1/2030	117,000	107,116
2.13%, 9/15/2031	56,000	44,423
6.13%, 9/15/2039	11,000	11,133
5.05%, 3/25/2048	79,000	69,319
5.63%, 2/21/2053	140,000	132,657
6.00%, 6/1/2063	5,000	4,900
Elevance Health, Inc.
3.35%, 12/1/2024	32,000	31,263
4.55%, 5/15/2052	62,000	52,458
6.10%, 10/15/2052	10,000	10,584
Hackensack Meridian Health, Inc. 4.21%, 7/1/2048	60,000	48,817
HCA, Inc.
5.38%, 2/1/2025	72,000	71,575
4.13%, 6/15/2029	11,000	10,199
5.50%, 6/1/2033	3,000	2,948
5.13%, 6/15/2039	13,000	11,660
4.38%, 3/15/2042	7,000	5,543
5.25%, 6/15/2049	22,000	19,108
3.50%, 7/15/2051	4,000	2,612
4.63%, 3/15/2052	15,000	11,857
Humana, Inc.
4.50%, 4/1/2025	119,000	117,393
4.80%, 3/15/2047	26,000	22,411

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Laboratory Corp. of America Holdings
2.95%, 12/1/2029	37,000	32,317
4.70%, 2/1/2045	26,000	22,294
Mass General Brigham, Inc. Series 2020, 3.34%, 7/1/2060	10,000	6,546
New York and Presbyterian Hospital (The) Series 2019, 3.95%, 8/1/2119	10,000	6,797
Novant Health, Inc. 3.32%, 11/1/2061	10,000	6,213
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	15,000	9,827
Providence St. Joseph Health Obligated Group Series A, 3.93%, 10/1/2048	98,000	72,439
Quest Diagnostics, Inc.
3.50%, 3/30/2025	24,000	23,373
2.80%, 6/30/2031	75,000	62,978
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	19,000	13,571
UnitedHealth Group, Inc.
3.75%, 7/15/2025	187,000	183,105
5.80%, 3/15/2036	6,000	6,300
6.63%, 11/15/2037	34,000	38,263
3.50%, 8/15/2039	146,000	117,223
2.75%, 5/15/2040	29,000	20,745
4.63%, 11/15/2041	65,000	58,662
3.25%, 5/15/2051	85,000	59,546
3.13%, 5/15/2060	67,000	43,375
6.05%, 2/15/2063	8,000	8,649
		2,369,573
Health Care REITs — 0.2%
Healthpeak OP LLC 2.88%, 1/15/2031	68,000	56,171
Sabra Health Care LP 3.90%, 10/15/2029	21,000	18,204
Ventas Realty LP
2.50%, 9/1/2031	59,000	46,602
4.38%, 2/1/2045	3,000	2,238
Welltower OP LLC 4.95%, 9/1/2048	26,000	22,608
		145,823
Hotels, Restaurants & Leisure — 0.9%
Choice Hotels International, Inc. 3.70%, 1/15/2031	49,000	40,603
Expedia Group, Inc.
4.63%, 8/1/2027	5,000	4,877
3.25%, 2/15/2030	60,000	52,990
Hyatt Hotels Corp. 5.38%, 4/23/2025 (a)	15,000	14,923
McDonald's Corp.
1.45%, 9/1/2025	81,000	75,920
2.13%, 3/1/2030	50,000	42,468
4.60%, 9/9/2032	18,000	17,600
3.63%, 5/1/2043	161,000	123,550
5.15%, 9/9/2052	35,000	32,856
Starbucks Corp.
3.80%, 8/15/2025	50,000	48,769
3.00%, 2/14/2032	162,000	140,020
4.50%, 11/15/2048	60,000	51,279

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
3.35%, 3/12/2050	53,000	36,810
3.50%, 11/15/2050	10,000	7,216
		689,881
Household Durables — 0.6%
DR Horton, Inc. 1.40%, 10/15/2027	90,000	78,453
Leggett & Platt, Inc. 3.50%, 11/15/2051	22,000	14,442
Lennar Corp. 4.75%, 11/29/2027	121,000	118,499
Mohawk Industries, Inc. 3.63%, 5/15/2030	154,000	137,980
Toll Brothers Finance Corp. 4.88%, 11/15/2025	46,000	45,313
Whirlpool Corp. 4.60%, 5/15/2050	71,000	55,462
		450,149
Household Products — 0.7%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	20,000	15,564
Clorox Co. (The) 3.90%, 5/15/2028	50,000	47,503
Colgate-Palmolive Co.
4.80%, 3/2/2026	50,000	50,191
4.00%, 8/15/2045	25,000	21,452
Kimberly-Clark Corp.
6.63%, 8/1/2037	143,000	162,223
2.88%, 2/7/2050	41,000	27,025
Procter & Gamble Co. (The)
0.55%, 10/29/2025	10,000	9,254
2.70%, 2/2/2026	58,000	55,563
2.85%, 8/11/2027	12,000	11,312
1.95%, 4/23/2031	47,000	39,404
3.50%, 10/25/2047	88,000	69,542
		509,033
Industrial Conglomerates — 0.6%
3M Co.
3.38%, 3/1/2029	198,000	181,033
5.70%, 3/15/2037	66,000	68,344
GE Capital Funding LLC 4.55%, 5/15/2032	50,000	46,997
Honeywell International, Inc.
2.50%, 11/1/2026	86,000	81,130
5.70%, 3/15/2036	80,000	83,366
2.80%, 6/1/2050	47,000	32,885
		493,755
Industrial REITs — 0.1%
Prologis LP 3.00%, 4/15/2050	67,000	43,067
Rexford Industrial Realty LP 2.13%, 12/1/2030	70,000	54,682
		97,749
Insurance — 2.9%
ACE Capital Trust II 9.70%, 4/1/2030	10,000	11,561
Aflac, Inc. 3.60%, 4/1/2030	100,000	91,951
Alleghany Corp. 3.25%, 8/15/2051	36,000	24,656

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Allstate Corp. (The)
5.25%, 3/30/2033	99,000	97,566
(3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (b)	10,000	9,206
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	15,000	14,156
American International Group, Inc. 3.88%, 1/15/2035	6,000	5,156
Aon Corp.
4.50%, 12/15/2028	30,000	29,014
6.25%, 9/30/2040	10,000	10,300
Arch Capital Group Ltd. 3.64%, 6/30/2050	64,000	45,270
Assured Guaranty US Holdings, Inc. 6.13%, 9/15/2028	132,000	135,433
AXIS Specialty Finance LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.90%, 1/15/2040 (b)	11,000	8,976
Berkshire Hathaway Finance Corp.
2.88%, 3/15/2032	5,000	4,328
5.75%, 1/15/2040	26,000	27,969
4.20%, 8/15/2048	46,000	39,348
4.25%, 1/15/2049	10,000	8,630
2.85%, 10/15/2050	119,000	77,753
2.50%, 1/15/2051	22,000	13,423
3.85%, 3/15/2052	9,000	7,039
Brighthouse Financial, Inc. 3.85%, 12/22/2051	77,000	47,039
Chubb INA Holdings, Inc.
6.70%, 5/15/2036	11,000	12,218
3.05%, 12/15/2061	14,000	9,087
Cincinnati Financial Corp. 6.13%, 11/1/2034	30,000	30,190
Enstar Finance LLC
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.47%), 5.75%, 9/1/2040 (b)	15,000	13,963
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.01%), 5.50%, 1/15/2042 (b)	13,000	10,686
F&G Annuities & Life, Inc. 7.40%, 1/13/2028	33,000	33,394
Hartford Financial Services Group, Inc. (The) 2.90%, 9/15/2051	123,000	75,923
Kemper Corp.
2.40%, 9/30/2030	125,000	92,878
3.80%, 2/23/2032	2,000	1,571
Lincoln National Corp. 6.30%, 10/9/2037	83,000	83,212
Loews Corp. 6.00%, 2/1/2035	32,000	33,128
Manulife Financial Corp. (Canada)
2.48%, 5/19/2027	123,000	111,971
(USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (b)	50,000	45,702
Markel Group, Inc. 3.35%, 9/17/2029	32,000	28,675
Marsh & McLennan Cos., Inc.
3.50%, 3/10/2025	98,000	95,725
6.25%, 11/1/2052	10,000	10,827
MetLife, Inc.
10.75%, 8/1/2039	11,000	14,357
5.25%, 1/15/2054	26,000	24,542
Primerica, Inc. 2.80%, 11/19/2031	189,000	152,845
Principal Financial Group, Inc.
3.70%, 5/15/2029	90,000	82,792

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
5.38%, 3/15/2033	86,000	84,670
4.63%, 9/15/2042	14,000	11,782
5.50%, 3/15/2053	5,000	4,621
Progressive Corp. (The) 4.13%, 4/15/2047	56,000	45,756
Prudential Financial, Inc.
(3-MONTH SOFR + 2.38%), 4.50%, 9/15/2047 (b)	18,000	16,207
3.94%, 12/7/2049	41,000	31,075
3.70%, 3/13/2051	70,000	51,405
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	29,000	25,213
RenaissanceRe Holdings Ltd. (Bermuda) 5.75%, 6/5/2033	54,000	52,905
Selective Insurance Group, Inc. 5.38%, 3/1/2049	18,000	16,148
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	22,000	26,697
Travelers Cos., Inc. (The)
4.10%, 3/4/2049	15,000	12,107
3.05%, 6/8/2051	55,000	36,755
Travelers Property Casualty Corp. 6.38%, 3/15/2033	111,000	121,817
W R Berkley Corp. 3.15%, 9/30/2061	2,000	1,153
Willis North America, Inc. 3.88%, 9/15/2049	33,000	24,013
WR Berkley Corp. 4.75%, 8/1/2044	7,000	5,877
		2,240,661
Interactive Media & Services — 0.7%
Alphabet, Inc.
1.90%, 8/15/2040	100,000	65,931
2.05%, 8/15/2050	162,000	94,664
2.25%, 8/15/2060	79,000	46,036
Meta Platforms, Inc.
3.50%, 8/15/2027	53,000	50,768
4.80%, 5/15/2030	176,000	176,325
4.95%, 5/15/2033	42,000	41,767
4.65%, 8/15/2062	103,000	88,634
		564,125
IT Services — 0.4%
International Business Machines Corp.
4.00%, 7/27/2025	180,000	176,622
5.88%, 11/29/2032	22,000	23,336
7.13%, 12/1/2096	37,000	43,395
VeriSign, Inc. 2.70%, 6/15/2031	46,000	37,746
		281,099
Leisure Products — 0.1%
Brunswick Corp. 5.10%, 4/1/2052	20,000	14,536
Hasbro, Inc. 3.90%, 11/19/2029	64,000	57,578
Mattel, Inc. 5.45%, 11/1/2041	46,000	39,201
		111,315
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. 2.30%, 3/12/2031	58,000	47,886
Illumina, Inc. 5.75%, 12/13/2027	84,000	84,205

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Life Sciences Tools & Services — continued
Revvity, Inc.
3.30%, 9/15/2029	18,000	15,849
3.63%, 3/15/2051	13,000	8,682
		156,622
Machinery — 0.9%
Caterpillar, Inc.
6.05%, 8/15/2036	21,000	22,635
4.75%, 5/15/2064	16,000	14,241
CNH Industrial Capital LLC
3.95%, 5/23/2025	57,000	55,609
1.45%, 7/15/2026	128,000	115,986
Deere & Co. 2.88%, 9/7/2049	191,000	130,890
Dover Corp. 5.38%, 10/15/2035	50,000	49,731
Illinois Tool Works, Inc.
2.65%, 11/15/2026	205,000	194,081
3.90%, 9/1/2042	26,000	21,735
Otis Worldwide Corp.
2.06%, 4/5/2025	16,000	15,300
2.57%, 2/15/2030	40,000	34,232
3.36%, 2/15/2050	5,000	3,584
Parker-Hannifin Corp. 4.20%, 11/21/2034	3,000	2,716
Snap-on, Inc. 4.10%, 3/1/2048	40,000	32,572
Stanley Black & Decker, Inc. 3.00%, 5/15/2032	17,000	14,150
		707,462
Media — 2.8%
Charter Communications Operating LLC
3.75%, 2/15/2028	45,000	41,763
2.30%, 2/1/2032	150,000	114,754
4.40%, 4/1/2033	2,000	1,772
3.50%, 3/1/2042	52,000	34,282
5.38%, 5/1/2047	30,000	24,244
4.80%, 3/1/2050	31,000	22,935
3.85%, 4/1/2061	161,000	96,136
3.95%, 6/30/2062	3,000	1,805
5.50%, 4/1/2063	50,000	39,496
Comcast Corp.
5.25%, 11/7/2025	140,000	140,378
4.25%, 1/15/2033	135,000	125,862
3.90%, 3/1/2038	204,000	173,392
6.55%, 7/1/2039	37,000	40,117
3.75%, 4/1/2040	57,000	46,401
4.00%, 11/1/2049	228,000	178,497
2.94%, 11/1/2056	238,000	145,296
Discovery Communications LLC
3.95%, 3/20/2028	181,000	169,311
3.63%, 5/15/2030	12,000	10,600
5.30%, 5/15/2049	20,000	16,345

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
4.65%, 5/15/2050	75,000	56,510
4.00%, 9/15/2055	120,000	79,226
Fox Corp.
5.48%, 1/25/2039	125,000	114,116
5.58%, 1/25/2049	10,000	8,897
Omnicom Group, Inc. 2.60%, 8/1/2031	27,000	22,309
Paramount Global
2.90%, 1/15/2027	26,000	23,568
3.70%, 6/1/2028	9,000	8,064
4.95%, 1/15/2031	5,000	4,530
4.20%, 5/19/2032	139,000	117,583
5.50%, 5/15/2033	108,000	98,198
5.25%, 4/1/2044	22,000	16,535
4.95%, 5/19/2050	16,000	11,773
Time Warner Cable LLC
6.55%, 5/1/2037	72,000	67,911
5.88%, 11/15/2040	23,000	19,854
4.50%, 9/15/2042	55,000	40,650
		2,113,110
Metals & Mining — 0.7%
ArcelorMittal SA (Luxembourg) 6.75%, 3/1/2041 (a)	56,000	55,941
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	45,000	47,628
BHP Billiton Finance USA Ltd. (Australia)
5.10%, 9/8/2028	2,000	2,006
5.25%, 9/8/2033	2,000	2,003
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	34,000	31,840
Kinross Gold Corp. (Canada) 4.50%, 7/15/2027	85,000	82,097
Nucor Corp.
2.00%, 6/1/2025	44,000	41,798
4.30%, 5/23/2027	10,000	9,747
2.98%, 12/15/2055	51,000	30,934
Rio Tinto Alcan, Inc. (Canada) 6.13%, 12/15/2033	43,000	45,105
Rio Tinto Finance USA Ltd. (Australia) 2.75%, 11/2/2051	52,000	32,664
Rio Tinto Finance USA plc (Australia) 5.13%, 3/9/2053	18,000	17,283
Southern Copper Corp. (Mexico)
5.25%, 11/8/2042	35,000	31,171
5.88%, 4/23/2045	53,000	50,368
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	25,000	22,162
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	31,000	27,403
6.88%, 11/10/2039	42,000	43,476
		573,626
Multi-Utilities — 1.8%
Ameren Corp. 3.50%, 1/15/2031	30,000	26,522
Avista Corp. 4.00%, 4/1/2052	8,000	5,864
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	50,000	51,500

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
2.85%, 5/15/2051	143,000	88,854
Black Hills Corp. 3.88%, 10/15/2049	39,000	27,158
Consolidated Edison Co. of New York, Inc.
Series 20B, 3.95%, 4/1/2050	76,000	58,826
3.20%, 12/1/2051	64,000	41,929
3.70%, 11/15/2059	72,000	49,070
Consumers Energy Co.
4.63%, 5/15/2033	85,000	81,323
3.95%, 7/15/2047	85,000	66,792
2.50%, 5/1/2060	40,000	22,019
Dominion Energy, Inc.
Series A, 3.30%, 3/15/2025	106,000	102,977
3.90%, 10/1/2025	8,000	7,770
National Grid plc (United Kingdom) 5.81%, 6/12/2033	41,000	41,221
NiSource, Inc.
0.95%, 8/15/2025	117,000	108,166
3.49%, 5/15/2027	22,000	20,795
3.60%, 5/1/2030	11,000	9,883
5.00%, 6/15/2052	13,000	11,302
Puget Energy, Inc. 2.38%, 6/15/2028	180,000	156,556
Puget Sound Energy, Inc. 2.89%, 9/15/2051	84,000	51,185
San Diego Gas & Electric Co. 2.95%, 8/15/2051	57,000	36,194
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031	81,000	63,245
4.40%, 5/30/2047	30,000	23,596
WEC Energy Group, Inc.
5.00%, 9/27/2025	50,000	49,561
4.75%, 1/15/2028	1,000	981
2.20%, 12/15/2028	205,000	177,328
		1,380,617
Office REITs — 0.7%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/2029	50,000	42,395
2.00%, 5/18/2032	58,000	43,788
Boston Properties LP
3.20%, 1/15/2025	47,000	45,377
2.75%, 10/1/2026	166,000	150,421
4.50%, 12/1/2028	29,000	26,662
2.45%, 10/1/2033	34,000	23,847
Corporate Office Properties LP 2.75%, 4/15/2031	89,000	68,261
Hudson Pacific Properties LP 4.65%, 4/1/2029	10,000	7,527
Kilroy Realty LP
4.38%, 10/1/2025	119,000	113,854
4.25%, 8/15/2029	5,000	4,349
2.50%, 11/15/2032	9,000	6,314

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Office REITs — continued
Piedmont Operating Partnership LP
9.25%, 7/20/2028	12,000	12,271
3.15%, 8/15/2030	9,000	6,514
		551,580
Oil, Gas & Consumable Fuels — 6.2%
Apache Corp.
4.25%, 1/15/2030	42,000	38,153
4.75%, 4/15/2043	75,000	56,471
BP Capital Markets America, Inc.
3.02%, 1/16/2027	4,000	3,783
4.23%, 11/6/2028	144,000	139,992
3.00%, 3/17/2052	113,000	73,748
3.38%, 2/8/2061	67,000	44,750
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	37,000	35,103
Canadian Natural Resources Ltd. (Canada) 4.95%, 6/1/2047	30,000	25,629
Cenovus Energy, Inc. (Canada) 3.75%, 2/15/2052	113,000	78,376
Cheniere Energy, Inc. 4.63%, 10/15/2028	100,000	95,202
Chevron Corp. 2.95%, 5/16/2026	79,000	75,686
Chevron USA, Inc. 0.69%, 8/12/2025	167,000	155,503
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	91,000	89,422
ConocoPhillips 5.90%, 10/15/2032	6,000	6,349
ConocoPhillips Co.
4.03%, 3/15/2062	73,000	55,278
5.70%, 9/15/2063	30,000	30,318
DCP Midstream Operating LP 5.60%, 4/1/2044	28,000	26,039
Devon Energy Corp.
5.60%, 7/15/2041	62,000	56,990
5.00%, 6/15/2045	10,000	8,406
Diamondback Energy, Inc.
3.25%, 12/1/2026	84,000	79,757
3.50%, 12/1/2029	139,000	125,813
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	23,000	25,534
Enbridge, Inc. (Canada) 2.50%, 8/1/2033	67,000	52,321
Energy Transfer LP
5.75%, 4/1/2025	9,000	8,962
4.95%, 5/15/2028	49,000	47,746
3.75%, 5/15/2030	27,000	24,244
5.80%, 6/15/2038	2,000	1,912
5.40%, 10/1/2047	96,000	84,543
5.00%, 5/15/2050	17,000	14,307
Enterprise Products Operating LLC
3.95%, 2/15/2027	17,000	16,481
2.80%, 1/31/2030	130,000	114,153
4.85%, 8/15/2042	93,000	84,827
3.20%, 2/15/2052	73,000	49,680
3.30%, 2/15/2053	10,000	6,988
3.95%, 1/31/2060	35,000	26,510

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (b)	28,000	25,674
(3-MONTH CME TERM SOFR + 2.83%), 5.38%, 2/15/2078 (b)	2,000	1,736
EQT Corp. 7.00%, 2/1/2030 (a)	48,000	50,352
Exxon Mobil Corp.
2.99%, 3/19/2025	5,000	4,867
3.04%, 3/1/2026	20,000	19,244
2.44%, 8/16/2029	118,000	104,255
4.23%, 3/19/2040	166,000	147,747
3.10%, 8/16/2049	90,000	62,482
3.45%, 4/15/2051	17,000	12,589
Hess Corp.
4.30%, 4/1/2027	83,000	80,886
7.88%, 10/1/2029	10,000	11,267
5.80%, 4/1/2047	58,000	59,808
Kinder Morgan, Inc.
4.30%, 6/1/2025	58,000	56,969
1.75%, 11/15/2026	142,000	128,833
4.80%, 2/1/2033	277,000	257,766
Marathon Oil Corp.
4.40%, 7/15/2027	90,000	86,234
6.60%, 10/1/2037	12,000	12,146
5.20%, 6/1/2045	52,000	43,299
Marathon Petroleum Corp.
4.75%, 9/15/2044	15,000	12,500
5.00%, 9/15/2054	58,000	47,415
MPLX LP
5.20%, 12/1/2047	9,000	7,680
4.95%, 3/14/2052	84,000	69,956
4.90%, 4/15/2058	33,000	26,077
Occidental Petroleum Corp.
5.88%, 9/1/2025	109,000	109,373
5.55%, 3/15/2026	24,000	23,967
4.40%, 4/15/2046	61,000	46,998
ONEOK, Inc.
4.95%, 7/13/2047	92,000	77,468
5.20%, 7/15/2048	70,000	61,437
Ovintiv, Inc.
6.50%, 8/15/2034	14,000	14,246
6.50%, 2/1/2038	33,000	32,492
Phillips 66 4.88%, 11/15/2044	10,000	9,046
Plains All American Pipeline LP 6.65%, 1/15/2037	10,000	10,315
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	123,000	122,894
4.20%, 3/15/2028	59,000	56,385
Targa Resources Corp. 6.50%, 2/15/2053	15,000	15,233
Targa Resources Partners LP 4.88%, 2/1/2031	25,000	23,274
TC PipeLines LP
4.38%, 3/13/2025	31,000	30,443

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.90%, 5/25/2027	139,000	131,569
TotalEnergies Capital International SA (France)
2.83%, 1/10/2030	258,000	230,028
3.39%, 6/29/2060	94,000	64,524
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,000	906
6.20%, 10/15/2037	11,000	11,135
6.10%, 6/1/2040	55,000	55,114
4.88%, 5/15/2048	10,000	8,482
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	150,000	124,822
Valero Energy Corp.
3.40%, 9/15/2026	162,000	153,796
3.65%, 12/1/2051	40,000	27,402
Western Midstream Operating LP
4.50%, 3/1/2028	42,000	39,951
5.30%, 3/1/2048	2,000	1,649
5.25%, 2/1/2050 (a)	35,000	29,178
Williams Cos., Inc. (The)
5.40%, 3/4/2044	17,000	15,448
4.90%, 1/15/2045	35,000	29,774
		4,746,107
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil)
3.75%, 1/15/2031	65,000	54,897
Series DM3N, 3.13%, 1/15/2032	41,000	32,558
		87,455
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust Series 2021-1, Class A Shares, 2.88%, 7/11/2034	103,155	83,723
Personal Care Products — 0.5%
Conopco, Inc. Series E, 7.25%, 12/15/2026	28,000	29,758
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	118,000	111,685
6.00%, 5/15/2037	19,000	19,777
Kenvue, Inc.
5.00%, 3/22/2030	24,000	24,102
4.90%, 3/22/2033	162,000	160,662
		345,984
Pharmaceuticals — 3.4%
AstraZeneca plc (United Kingdom)
3.38%, 11/16/2025	52,000	50,392
6.45%, 9/15/2037	24,000	26,757
4.38%, 11/16/2045	68,000	59,657
2.13%, 8/6/2050	147,000	85,157
3.00%, 5/28/2051	51,000	35,442
Bristol-Myers Squibb Co.
2.90%, 7/26/2024	63,000	61,986

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
3.40%, 7/26/2029	25,000	23,216
4.35%, 11/15/2047	32,000	26,723
3.90%, 3/15/2062	10,000	7,371
Eli Lilly & Co.
3.38%, 3/15/2029	90,000	84,961
2.25%, 5/15/2050	81,000	48,790
4.15%, 3/15/2059	33,000	27,363
2.50%, 9/15/2060	64,000	36,768
GlaxoSmithKline Capital, Inc. (United Kingdom)
5.38%, 4/15/2034	73,000	75,816
6.38%, 5/15/2038	26,000	29,018
4.20%, 3/18/2043	21,000	18,351
Johnson & Johnson
0.95%, 9/1/2027	2,000	1,756
6.95%, 9/1/2029	29,000	32,501
4.38%, 12/5/2033	27,000	26,969
5.95%, 8/15/2037	99,000	109,592
3.40%, 1/15/2038	200,000	168,306
4.50%, 9/1/2040	10,000	9,439
2.45%, 9/1/2060	39,000	23,572
Merck & Co., Inc.
0.75%, 2/24/2026	52,000	47,613
3.60%, 9/15/2042	85,000	67,951
2.90%, 12/10/2061	88,000	54,254
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	30,000	31,518
Novartis Capital Corp. (Switzerland) 3.00%, 11/20/2025	112,000	108,065
Pfizer, Inc.
0.80%, 5/28/2025	5,000	4,697
2.75%, 6/3/2026	134,000	127,606
3.00%, 12/15/2026	89,000	84,513
1.70%, 5/28/2030	81,000	67,303
4.00%, 12/15/2036	5,000	4,504
4.10%, 9/15/2038	186,000	163,738
3.90%, 3/15/2039	10,000	8,474
Royalty Pharma plc
3.30%, 9/2/2040	103,000	72,178
3.55%, 9/2/2050	51,000	33,421
3.35%, 9/2/2051	2,000	1,252
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	74,000	70,345
Takeda Pharmaceutical Co. Ltd. (Japan) 5.00%, 11/26/2028	200,000	198,478
Viatris, Inc.
1.65%, 6/22/2025	36,000	33,763
2.70%, 6/22/2030	35,000	28,396
4.00%, 6/22/2050	85,000	55,150
Wyeth LLC
6.50%, 2/1/2034	178,000	194,370
6.00%, 2/15/2036	91,000	96,174
		2,623,666

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Professional Services — 0.5%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	14,000	11,259
Concentrix Corp.
6.60%, 8/2/2028	122,000	121,917
6.85%, 8/2/2033	17,000	16,664
Equifax, Inc. 2.35%, 9/15/2031	201,000	160,052
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	41,000	39,987
Thomson Reuters Corp. (Canada)
5.50%, 8/15/2035	11,000	10,763
5.65%, 11/23/2043	5,000	4,595
		365,237
Real Estate Management & Development — 0.1%
CBRE Services, Inc. 2.50%, 4/1/2031	103,000	82,416
Residential REITs — 0.4%
American Homes 4 Rent LP 3.38%, 7/15/2051	10,000	6,198
AvalonBay Communities, Inc. 1.90%, 12/1/2028	207,000	178,335
Camden Property Trust
2.80%, 5/15/2030	60,000	51,735
3.35%, 11/1/2049	68,000	46,793
Spirit Realty LP 3.20%, 2/15/2031	42,000	35,684
UDR, Inc. 3.00%, 8/15/2031	18,000	15,190
		333,935
Retail REITs — 0.4%
Brixmor Operating Partnership LP 4.05%, 7/1/2030	60,000	53,902
Federal Realty OP LP 3.25%, 7/15/2027	10,000	9,231
Kimco Realty OP LLC 2.25%, 12/1/2031	10,000	7,761
NNN REIT, Inc.
3.10%, 4/15/2050	39,000	23,706
3.00%, 4/15/2052	55,000	32,765
Realty Income Corp.
5.05%, 1/13/2026	16,000	15,905
4.85%, 3/15/2030	138,000	133,650
4.65%, 3/15/2047	10,000	8,676
Regency Centers LP 3.60%, 2/1/2027	43,000	40,675
		326,271
Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc. 3.50%, 12/5/2026	5,000	4,804
Broadcom Corp.
3.13%, 1/15/2025	22,000	21,386
3.88%, 1/15/2027	100,000	96,124
Broadcom, Inc.
1.95%, 2/15/2028 (e)	183,000	160,938
2.45%, 2/15/2031 (e)	2,000	1,646
4.15%, 4/15/2032 (e)	2,000	1,810
4.30%, 11/15/2032	2,000	1,837
3.47%, 4/15/2034 (e)	37,000	30,770
3.14%, 11/15/2035 (e)	27,000	21,027

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
4.93%, 5/15/2037 (e)	152,000	139,264
3.50%, 2/15/2041 (e)	132,000	98,540
Intel Corp.
3.40%, 3/25/2025	98,000	95,715
3.90%, 3/25/2030	10,000	9,466
4.25%, 12/15/2042	129,000	110,083
5.63%, 2/10/2043	10,000	10,171
4.90%, 7/29/2045	39,000	37,161
3.25%, 11/15/2049	42,000	29,043
3.20%, 8/12/2061	72,000	45,960
KLA Corp. 4.10%, 3/15/2029	151,000	146,267
Micron Technology, Inc. 5.88%, 9/15/2033	48,000	48,053
NVIDIA Corp. 2.00%, 6/15/2031	97,000	80,284
NXP BV (China)
5.55%, 12/1/2028	50,000	50,167
4.30%, 6/18/2029	5,000	4,709
2.65%, 2/15/2032	61,000	49,139
3.25%, 5/11/2041	42,000	29,980
3.13%, 2/15/2042	50,000	34,330
QUALCOMM, Inc.
3.25%, 5/20/2027	161,000	153,407
4.25%, 5/20/2032	94,000	90,188
Skyworks Solutions, Inc. 3.00%, 6/1/2031	2,000	1,627
Texas Instruments, Inc.
1.13%, 9/15/2026	15,000	13,627
1.75%, 5/4/2030	125,000	104,630
2.70%, 9/15/2051	80,000	50,379
4.10%, 8/16/2052	55,000	44,875
5.00%, 3/14/2053	5,000	4,794
5.05%, 5/18/2063	4,000	3,785
		1,825,986
Software — 1.5%
Fortinet, Inc. 2.20%, 3/15/2031	108,000	85,860
Microsoft Corp.
3.13%, 11/3/2025	13,000	12,602
3.30%, 2/6/2027	6,000	5,773
1.35%, 9/15/2030 (e)	75,000	60,676
3.50%, 2/12/2035	11,000	10,050
4.10%, 2/6/2037	210,000	197,240
5.20%, 6/1/2039	77,000	80,494
3.95%, 8/8/2056	12,000	9,885
2.68%, 6/1/2060	6,000	3,774
Oracle Corp.
2.50%, 4/1/2025	73,000	70,122
2.95%, 5/15/2025	3,000	2,894
2.65%, 7/15/2026	27,000	25,296
2.30%, 3/25/2028	30,000	26,680

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
4.30%, 7/8/2034	25,000	22,547
3.90%, 5/15/2035	57,000	48,758
3.85%, 7/15/2036	242,000	202,217
6.50%, 4/15/2038	15,000	16,019
3.60%, 4/1/2050	27,000	18,878
3.95%, 3/25/2051	73,000	53,968
3.85%, 4/1/2060	25,000	17,153
4.10%, 3/25/2061	69,000	49,567
Roper Technologies, Inc. 1.40%, 9/15/2027	104,000	91,134
Salesforce, Inc. 3.05%, 7/15/2061	10,000	6,400
		1,117,987
Specialized REITs — 1.7%
American Tower Corp.
3.38%, 10/15/2026	89,000	84,003
2.10%, 6/15/2030	357,000	288,368
Crown Castle, Inc.
1.35%, 7/15/2025	75,000	69,984
4.00%, 3/1/2027	74,000	70,368
3.10%, 11/15/2029	118,000	102,526
4.75%, 5/15/2047	21,000	17,068
5.20%, 2/15/2049	32,000	27,914
4.00%, 11/15/2049	2,000	1,460
3.25%, 1/15/2051	61,000	39,198
EPR Properties 4.50%, 6/1/2027	16,000	14,675
Equinix, Inc.
1.25%, 7/15/2025	116,000	108,083
1.80%, 7/15/2027	19,000	16,789
1.55%, 3/15/2028	32,000	27,355
2.00%, 5/15/2028	10,000	8,687
3.20%, 11/18/2029	130,000	114,904
Public Storage Operating Co.
1.50%, 11/9/2026	126,000	114,383
1.85%, 5/1/2028	109,000	94,980
2.25%, 11/9/2031	45,000	36,343
Weyerhaeuser Co. 4.00%, 3/9/2052	46,000	34,903
		1,271,991
Specialty Retail — 1.2%
Home Depot, Inc. (The)
3.00%, 4/1/2026	9,000	8,637
2.70%, 4/15/2030	345,000	304,082
5.88%, 12/16/2036	20,000	21,352
4.20%, 4/1/2043	46,000	39,436
3.13%, 12/15/2049	53,000	36,496
2.75%, 9/15/2051	137,000	86,362
3.50%, 9/15/2056	11,000	7,896
Lowe's Cos., Inc.
3.10%, 5/3/2027	152,000	143,135

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
2.80%, 9/15/2041	200,000	135,756
3.70%, 4/15/2046	13,000	9,554
4.05%, 5/3/2047	66,000	50,949
4.45%, 4/1/2062	20,000	15,463
5.85%, 4/1/2063	20,000	19,400
O'Reilly Automotive, Inc. 4.35%, 6/1/2028	44,000	42,790
		921,308
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.
0.55%, 8/20/2025	14,000	13,021
0.70%, 2/8/2026	134,000	122,877
4.42%, 5/8/2026	150,000	148,985
3.00%, 6/20/2027	16,000	15,153
2.90%, 9/12/2027	27,000	25,415
1.20%, 2/8/2028	5,000	4,360
1.40%, 8/5/2028	125,000	108,472
4.15%, 5/10/2030	63,000	61,784
1.25%, 8/20/2030	123,000	99,150
4.50%, 2/23/2036	50,000	49,509
3.45%, 2/9/2045	29,000	23,015
4.65%, 2/23/2046	153,000	144,415
2.65%, 2/8/2051	52,000	33,563
2.55%, 8/20/2060	99,000	61,684
Dell International LLC
5.85%, 7/15/2025	46,000	46,238
6.02%, 6/15/2026	80,000	80,903
6.10%, 7/15/2027	50,000	51,044
5.30%, 10/1/2029	40,000	39,848
6.20%, 7/15/2030	2,000	2,081
8.10%, 7/15/2036	46,000	54,106
3.45%, 12/15/2051	43,000	28,657
HP, Inc. 6.00%, 9/15/2041	13,000	13,026
Western Digital Corp. 2.85%, 2/1/2029	98,000	79,954
		1,307,260
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
2.40%, 3/27/2025	29,000	28,099
2.38%, 11/1/2026	59,000	55,317
3.88%, 11/1/2045	20,000	16,577
Ralph Lauren Corp.
3.75%, 9/15/2025	50,000	48,602
2.95%, 6/15/2030	19,000	16,592
		165,187
Tobacco — 1.4%
Altria Group, Inc.
4.40%, 2/14/2026	40,000	39,284

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — continued
2.45%, 2/4/2032	38,000	29,841
4.25%, 8/9/2042	29,000	22,249
4.50%, 5/2/2043	45,000	35,478
5.95%, 2/14/2049	46,000	44,784
4.45%, 5/6/2050	37,000	27,765
3.70%, 2/4/2051	2,000	1,335
4.00%, 2/4/2061	70,000	48,240
BAT Capital Corp. (United Kingdom)
4.70%, 4/2/2027	64,000	62,464
4.39%, 8/15/2037	117,000	94,425
4.54%, 8/15/2047	67,000	49,060
5.28%, 4/2/2050	69,000	55,681
3.98%, 9/25/2050	15,000	10,076
5.65%, 3/16/2052	10,000	8,599
Philip Morris International, Inc.
2.75%, 2/25/2026	18,000	17,076
4.88%, 2/15/2028	220,000	217,650
5.13%, 2/15/2030	131,000	129,266
5.75%, 11/17/2032	75,000	76,666
6.38%, 5/16/2038	8,000	8,604
4.38%, 11/15/2041	51,000	42,571
4.50%, 3/20/2042	10,000	8,502
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	48,000	47,204
		1,076,820
Trading Companies & Distributors — 0.5%
Air Lease Corp.
2.30%, 2/1/2025	66,000	63,221
3.25%, 3/1/2025	15,000	14,479
1.88%, 8/15/2026	13,000	11,760
2.20%, 1/15/2027	12,000	10,771
3.63%, 4/1/2027	9,000	8,428
3.13%, 12/1/2030	36,000	30,276
2.88%, 1/15/2032	185,000	150,108
GATX Corp.
3.25%, 3/30/2025	12,000	11,598
3.50%, 6/1/2032	38,000	31,633
5.45%, 9/15/2033	7,000	6,703
6.05%, 3/15/2034	52,000	51,674
3.10%, 6/1/2051	26,000	15,697
WW Grainger, Inc. 3.75%, 5/15/2046	17,000	13,215
		419,563
Water Utilities — 0.2%
American Water Capital Corp.
3.75%, 9/1/2028	38,000	35,811
2.80%, 5/1/2030	76,000	65,799
3.75%, 9/1/2047	18,000	13,646
4.20%, 9/1/2048	11,000	8,928

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Water Utilities — continued
3.45%, 5/1/2050	2,000	1,418
Essential Utilities, Inc. 5.30%, 5/1/2052	15,000	13,311
		138,913
Wireless Telecommunication Services — 1.5%
Rogers Communications, Inc. (Canada)
4.50%, 3/15/2042	92,000	75,811
5.45%, 10/1/2043	65,000	58,811
T-Mobile USA, Inc.
3.50%, 4/15/2025	31,000	30,159
3.75%, 4/15/2027	142,000	135,451
2.05%, 2/15/2028	42,000	36,944
2.40%, 3/15/2029	97,000	84,278
3.38%, 4/15/2029	10,000	9,071
3.88%, 4/15/2030	218,000	200,193
3.50%, 4/15/2031	218,000	191,875
3.30%, 2/15/2051	54,000	36,141
3.60%, 11/15/2060	18,000	12,004
Vodafone Group plc (United Kingdom)
4.38%, 5/30/2028	54,000	52,940
5.00%, 5/30/2038	137,000	130,553
5.13%, 6/19/2059	78,000	66,070
		1,120,301
Total Corporate Bonds (Cost $78,191,614)		75,436,097
Asset-Backed Securities — 0.5%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	22,710	20,746
Series 2016-2, Class AA, 3.20%, 6/15/2028	48,790	43,697
FedEx Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 2/20/2034	180,510	145,386
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	139,634	121,822
Series 2019-1, Class AA, 4.15%, 8/25/2031	75,604	67,779
Series 2019-2, Class AA, 2.70%, 5/1/2032	5,001	4,083
Total Asset-Backed Securities (Cost $401,676)		403,513

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (f) (g) (Cost $173,853)	173,853	173,853
Total Investments — 98.9% (Cost $78,767,143)		76,013,463
Other Assets Less Liabilities — 1.1%		818,075
NET ASSETS — 100.0%		76,831,538

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2023 is $403,510 or 0.53% of the Fund’s
net assets as of November 30, 2023.

(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2023.

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$403,513	$—	$403,513
Corporate Bonds	—	75,436,097	—	75,436,097

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$173,853	$—	$—	$173,853
Total Investments in Securities	$173,853	$75,839,610	$—	$76,013,463
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (a) (b)	$265,119	$2,675,587	$2,766,853	$—	$—	$173,853	173,853	$7,848	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.